Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement
Revenues	$ 20,550,682	$ 12,716,596	$ 6,062,778
Cost of Goods Sold	10,967,803	7,429,380	5,044,093
Gross Profit	9,582,879	5,287,216	1,018,685
Expenses
Office and administration	2,219,711	1,667,646	1,701,723
Management compensation	1,037,586	610,570	544,014
Research	1,129,007	1,352,817	1,572,714
Marketing	288,893	266,152	554,458
Travel	197,293	159,800	430,304
Accounting and legal	321,945	194,282	370,495
Share-based expense	345,498	403,548	469,187
Consulting	386,661	196,823	251,055
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	27,698	4,257	(115,643)
Amortization	69,271	30,242	17,088
Bad debts	(20,206)	(14,689)	82,042
Total Expenses	6,087,357	4,955,448	5,961,437
Income (Loss) Before the Following:	3,495,522	331,768	(4,942,752)
Interest income			3,875
Write-off of inventory	(62,402)	(26,031)	(197,729)
Write-off of property, plant and equipment		(34,438)	(29,601)
Write-off of intangible assets		(328,010)
Income (Loss) Before Taxes:	3,433,120	(56,711)	(5,166,207)
Income Tax Expense (Recovery)
Current	99,077	(251,164)	22,137
Deferred			(172,433)
Income tax expense (recovery)	99,077	(251,164)	(150,296)
Net Income (Loss) and Comprehensive Income (Loss) for the year	$ 3,334,043	$ 194,453	$ (5,015,911)
Basic Gain (Loss) Per Share (in dollar per share)	$ 0.07	$ 0.00	$ (0.11)
Diluted Gain (Loss) Per Share (in dollar per share)	$ 0.07	$ 0.00	$ (0.11)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	47,170,086	47,117,369	46,848,053
Diluted (in shares)	48,186,522	47,451,644	46,848,053